Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Executive Committee
For each of the periods presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Personnel expenses and other short-term employee benefits	3,131	3,456	2,176
Extra pension benefits	—	11	43
Share-based compensation	1,363	2,067	1,989
Advisory fees	—	—	661
Executive Committee members compensation	4,494	5,534	4,869
As of December 31, 2022, two members of the Executive Committee were also members of the Executive Board.
Calculation of share-based compensation is detailed in Note 11.b.
Members of the Supervisory Board
The Company recognized a provision of €348 thousand for attendance fees (jetons de presence) relating to the year ended December 31, 2022 which should be paid in 2023. This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of €274 thousand and €338 thousand as of December 31, 2020 and 2021, respectively.
Related parties
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab, IPH5201) and a termination and transition agreement relating to Lumoxiti. The payments between the two companies as well as the liabilities and receivables as of 31 December 2021 are as follows:

	As of December 31, 2022
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	54,774	3,078
Payments (the Company towards AstraZeneca) / Liabilities	(17,745)	(7,298)
Total(1)	37,029	(4,220)

As a reminder, BPI France is a board member and has granted the Company a €1,500 thousand interest-free loan (Prêt à Taux Zéro Innovation, or “PTZI”) and a free-interest advance repayable. PTZI loan is fully repaid as of December 31, 2021. Regarding the repayable advance, this is considered non-repayable by the Company as of December 31, 2021 in accordance with the terms specified in the financing contract signed with BPI in August 2020, in view of the technical and commercial failure of the project, in view of the results of the “FORCE” Phase 2 trial evaluating avdoralimab in COVID-19, published on July 6, 2021 (see notes 9 and 13.2).
Subsidiaries
The business relationships between the Company and its subsidiary Innate Pharma Inc are governed by intra-group agreements, conducted at standard conditions on an arm’s length basis.